Net interest income	6 Months Ended
Jun. 30, 2020
Net interest income
Net interest income

Note 2. Net interest income

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2020	2020	2019	2020	2019	2019
Interest income
Loans to credit institutions	255	385	542	640	1,080	2,005
Loans to the public	562	575	693	1,137	1,383	2,656
Loans in the form of interest-bearing securities	243	213	212	456	402	829
Interest-bearing securities excluding loans in the form of interest-bearing securities	71	120	175	191	358	686
Derivatives	-111	-94	-64	-205	-132	-291
Administrative remuneration CIRR-system	53	50	49	103	95	194
Other assets	0	1	1	1	1	4
Total interest income[1]	1,073	1,250	1,608	2,323	3,187	6,083

Interest expenses
Interest expenses	-587	-819	-1,109	-1,406	-2,252	-4,197
Resolution fee	-17	-26	-44	-43	-85	-169
Total interest expenses	-604	-845	-1,153	-1,449	-2,337	-4,366
Net interest income	469	405	455	874	850	1,717
1	Interest income calculated using the effective interest method amounted to Skr 2,052 million during January-June 2020 (1H19: Skr 2,721 million).